Income Taxes (Details 3)	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
Income Taxes Details 3
Statutory income tax	34.00%	20.00%	20.50%
State taxes (net of federal)	1.90%
Tax effect of permanent differences	2.80%	(4.00%)	(2.20%)
ATCA interest disallowed	(3.30%)	(13.20%)	(14.70%)
Movement in provisions		0.10%	0.10%
Effect of foreign taxes	(15.10%)	(0.50%)	(0.90%)
Rate change		0.20%
Transfer pricing adjustments		(0.20%)
Valuation allowance	(20.70%)	(2.90%)	(3.80%)
Effective income tax rate	(0.40%)	(0.50%)	(1.00%)